Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense $ in Thousands	Dec. 31, 2023 USD ($)
Intangible Assets [Abstract]
2023	$ 33,625
2024	67,250
2025	67,250
2026	67,250
2027	67,250
2028 and thereafter	1,038,265
Total	$ 1,340,890